J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Value Fund

JPMorgan Small Cap Core Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Small Company Fund

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan Intrepid Mid Cap Fund

JPMorgan Small Cap Value Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(each a “Fund” and collectively the “Funds”)

Supplement dated April 1, 2012

to the Statement of Additional Information dated November 1, 2011, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2011:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid America Fund
Dennis Ruhl*	13	$2,511,515	6	$623,639	6	$579,444
Jason Alonzo	7	1,944,264	8	1,046,545	8	292,717
Pavel Vaynshtok*	0	0	0	0	3	571,644
Intrepid Growth Fund
Dennis Ruhl*
Jason Alonzo	7	2,977,341	8	1,046,545	8	292,717
Pavel Vaynshtok*	0	0	0	0	3	571,644
Intrepid Mid Cap Fund
Dennis Ruhl	12	2,349,201	5	687,026	9	793,196
Phillip Hart	11	2,311,421	3	557,518	4	223,058
Intrepid Multi Cap Fund
Dennis Ruhl*	13	2,511,515	6	623,639	6	579,444
Jason Alonzo	7	3,645,079	8	1,046,545	8	292,717
Intrepid Value Fund
Dennis Ruhl*	13	2,511,515	6	623,639	6	579,444
Jason Alonzo	7	2,693,382	8	1,046,545	8	292,717
Pavel Vaynshtok*	0	0	0	0	3	571,644
Small Cap Core Fund
Dennis Ruhl	12	2,272,095	5	687,026	9	793,196
Phillip Hart	11	2,234,315	3	557,518	4	223,058

SUP-SAI-USEQ-PM-412

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Value Fund
Dennis Ruhl	12	$2,249,971	5	$687,026	9	$793,196
Phillip Hart	11	2,212,190	3	557,518	4	225,058
U.S. Dynamic Plus Fund
Michael Rosen	1	78,699	4	494,884	0	0
U.S. Small Company Fund
Dennis Ruhl	12	2,750,758	5	687,026	9	793,196
Phillip Hart	11	2,712,977	3	557,518	4	223,058

*	As of 12/31/11

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2011:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid America Fund
Dennis Ruhl*	0	$0	0	$0	0	$0
Jason Alonzo	0	0	0	0	0	0
Pavel Vaynshtok*	0	0	0	0	0	0
Intrepid Growth Fund
Dennis Ruhl*	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Pavel Vaynshtok*	0	0	0	0	0	0
Intrepid Mid Cap Fund
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
Intrepid Multi Cap Fund
Dennis Ruhl*	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Value Fund
Dennis Ruhl*	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Pavel Vaynshtok*	0	0	0	0	0	0
Small Cap Core Fund
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
Small Cap Value Fund
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
U.S. Dynamic Plus Fund
Michael Rosen	0	0	0	0	0	0
U.S. Small Company Fund
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0

*	As of 12/31/11

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2011:

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Intrepid America Fund
Dennis Ruhl*			X
Jason Alonzo			X
Pavel Vaynshtok*		X
Intrepid Growth Fund
Dennis Ruhl*	X
Jason Alonzo	X
Pavel Vaynshtok*		X
Intrepid Mid Cap Fund
Dennis Ruhl			X
Phillip Hart		X
Intrepid Multi Cap Fund
Dennis Ruhl*	X
Jason Alonzo		X
Intrepid Value Fund
Dennis Ruhl*	X
Jason Alonzo			X
Pavel Vaynshtok*		X
Small Cap Core Fund
Dennis Ruhl				X
Phillip Hart			X
Small Cap Value Fund
Dennis Ruhl			X
Phillip Hart			X
U.S. Dynamic Plus Fund
Michael Rosen			X
U.S. Small Company Fund
Dennis Ruhl				X
Phillip Hart		X

*	As of 2/29/12

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE